REPORTING ENTITY (Tables)	12 Months Ended
Dec. 31, 2019
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents details of Banco de Bogotá’s most significant subsidiaries which are indirectly consolidated by Grupo Aval as of December 31, 2019:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Main local direct subsidiaries
Almaviva S.A.	Logistics services.	Bogotá, Colombia	95.81%	65.85%
Fiduciaria Bogotá S.A.	Management of trust funds.	Bogotá, Colombia	94.99%	65.29%
Porvenir S.A.	Management of pension and severance funds.	Bogotá, Colombia	100%	75.67%
Main international direct subsidiaries
Banco de Bogotá Panamá S.A.	Commercial banking services.	Panamá, Republic of Panamá	100%	68.74%
Leasing Bogotá Panamá S.A.	Holding company of BAC Credomatic Inc.	Panamá, Republic of Panamá	100%	68.74%
Main indirect subsidiaries
BAC Credomatic Inc.	Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of Leasing Bogotá Panamá S.A.).	Panamá, Republic of Panamá	100%	68.74%

Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Banco de Occidente’s most significant subsidiaries, which are indirectly consolidated by Grupo Aval, as of December 31, 2019:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Banco de Occidente (Panamá). S.A.	Commercial banking services.	Panamá, Republic of Panamá	95.00%	68.66%
Fiduciaria de Occidente S.A.	Management of trust funds.	Bogotá, Colombia	99.99%	70.78%
Occidental Bank Barbados Ltd.	Commercial banking services.	Barbados	100%	72.27%

Banco Popular S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Banco Popular’s most significant subsidiaries which are indirectly consolidated by Grupo Aval, as of December 31, 2019:

				Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Alpopular S.A.	Conservation and custody of documents; transportation of products at national and international levels.	Bogotá, Colombia	71.10%	66.65%
Fiduciaria Popular S.A.	Management of trust funds.	Bogotá, Colombia	94.85%	88.91%

Banco Commercial Av Villas S A
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Banco AV Villas’ most significant subsidiary which is indirectly consolidated by Grupo Aval, as of December 31, 2019:

Total
			Total voting	ownership
			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
A Toda Hora S.A. ATH	ATM network services and maintenance and software development	Bogotá, Colombia	100%	78.90%

Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Disclosure of information about consolidated structured entities [text block]

The following table presents the details of Corficolombiana´s most significant subsidiaries which are indirectly consolidated by Grupo Aval, at December 31, 2019:

				Total
			Total voting	ownership
Main Indirect Subsidiaries			rights held by	interest held
Subsidiary	Core business	Location	Grupo Aval	by Grupo Aval
Promigas S.A. E.S.P.	Transportation and distribution of natural gas.	Barranquilla, Colombia	50.88%	19.65%
Estudios y Proyectos del Sol S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	38.63%
Colombiana de Licitaciones y Concesiones S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	38.63%
Proyectos y Desarrollos Viales del Pacífico S.A.S.	Infrastructure projects.	Bogotá, Colombia	100%	38.63%
CFC Gas Holding S.A.S.	Investment Company	Bogotá, Colombia	100%	38.63%
Concesionaria Vial Del Pacifico S.A.S.	Infrastructure projects.	Sabaneta Antioquia	89.90%	34.73%